Disaggregated Revenue (Details) - Schedule of revenue by major product categories - USD ($)	6 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Segment Reporting Information [Line Items]
Product category revenue amount	$ 34,295,114	$ 60,094,661
Product category % of revenue	100.00%	100.00%
Sales of Display Modules [Member]
Segment Reporting Information [Line Items]
Product category revenue amount	$ 15,137,071	$ 27,961,103
Product category % of revenue	44.00%	47.00%
Sales of Polarizers [Member]
Segment Reporting Information [Line Items]
Product category revenue amount	$ 16,974,322	$ 23,750,420
Product category % of revenue	49.00%	40.00%
Research and Developments [Member]
Segment Reporting Information [Line Items]
Product category revenue amount		$ 4,957,518
Product category % of revenue		8.00%
Others [Member]
Segment Reporting Information [Line Items]
Product category revenue amount	$ 2,183,721	$ 3,425,620
Product category % of revenue	6.00%	5.00%